Offerings - Offering: 1	Aug. 07, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.55% First Mortgage Bonds due 2055
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 495,665,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 75,886.31
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of the securities to which the prospectus supplement relates is $495,665,000. The fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended.